Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Other Assets and Receivables

	Note	2025	2024

Real estate held for own use and equipment	23.1	200	236

Receivables	23.2	3,472	3,830

Accrued income	23.3	700	812

Right-of-use assets	23.4	137	162

On December 31		4,508	5,040

Summary of Real Estate Held for Own Use and Equipment

	2025	2024

Real estate held for own use	56	66

Equipment	144	170

On December 31	200	236

Summary of Receivables

	2025	2024

Receivables from policyholders	132	118

Receivables from brokers and agents	306	270

Cash outstanding from assets sold	394	176

Trade receivables	475	654

Cash collateral	455	515

Income tax receivable	146	286

Other	1,581	1,828

Expected credit losses	(17)	(18)

On December 31	3,472	3,830

Current	3,352	3,736

Non-current	121	94

Summary of Movements in the Expected Credit Losses

	2025	2024

On January 1	(18)	(10)

Expected credit losses	(6)	(9)

Other movements	7	1

On December 31	(17)	(18)

Summary of Accrued Income

	2025	2024

Accrued interest	700	812

On December 31	700	812

Current	700	812

Summary of information about right of use assets

	Real estate for own use	Equipment	Other	2025 Total	Real estate for own use	Equipment	Other	2024 Total

On January 1	154	4	4	162	138	10	3	150

Additions	15	1	3	19	31	-	3	34

Disposals	(1)	-	-	(1)	(5)	-	-	(5)

Modification of lease contracts	1	-	-	1	6	-	-	6

Depreciation through income statement	(24)	(4)	(2)	(30)	(22)	(6)	(2)	(30)

Net exchange differences	(9)	-	-	(10)	6	-	-	7

Other	(5)	-	-	(5)	-	-	-	-

On December 31	131	1	5	137	154	4	4	162

Gross carrying value	253	15	11	279	284	21	10	314

Accumulated depreciation	(122)	(14)	(7)	(143)	(130)	(16)	(5)	(152)

Net book value	131	1	5	137	154	4	4	162